Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Equity-Based Compensation
Schedule of unit option activity

	Options	Average Price	Average Life
Options
Options outstanding at December 31, 2020	2,531,203	$0.48
Options granted	970,513	$0.48	10 years
Options forfeited	(301,645)	$0.48	10 years
Options exercised	—
Outstanding at December 31, 2021	3,200,071	$0.48
Exercisable at December 31, 2021	288,531

Schedule of restricted unit option activity

	Common	Average Fair
	Shares	Market Value
Restricted Common Shares
Shares outstanding at December 31, 2020	1,425,095	$1.62
Shares granted	—	$—
Shares forfeited	—	$—
Shares vested	(475,032)	$1.05
Shares outstanding at December 31, 2021	950,063	$1.62